Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Disclosure of Share-based Payment Expense

	US Dollars
Figures in millions	2017	2016	2015
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	26	26	22
Long Term Incentive Plan (LTIP)	(1)	7	11
Other	1	1	—
	26	34	33
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	7	3	—
Total share-based payment expense (note 9)	33	37	33

Disclosure of Fair and Terms of Equity Schemes

Award date (unvested awards and awards vested during the year)	2013
Calculated fair value	R	226.46
Vesting date	Aug 2014
Expiry date	Aug 2017

Award date (unvested awards and awards vested during the year)	2017		2016		2015
Calculated fair value	R	152.87	R	229.22	R	130.87
Vesting date 50%	1 Mar 2018		1 Mar 2017		3 Mar 2016
Vesting date 50%	1Mar 2019		1 Mar 2018		3 Mar 2017
Expiry date	1 Mar 2027		1 Mar 2026		3 Mar 2025

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

Award date (unvested awards and awards vested during the year)
	2017		2016
Closing share price at 30 December:	R	128.62	R	152.58
Vesting date	1 March 2020		1 March 2019

Disclosure of Activity of Equity Schemes

	Number of shares
	2017	2016	2015
Awards outstanding at beginning of year	97,651	145,040	56,703
Awards granted during the year	112,105	47,590	125,050
Awards lapsed during the year	(62,775)	(18,570)	(6,426)
Awards exercised during the year	(51,603)	(76,409)	(30,287)
Awards outstanding at end of year	95,378	97,651	145,040

	Number of shares
	2017	2016	2015
Awards outstanding at beginning of year	4,363,330	6,028,193	3,964,362
Awards granted during the year	—	—	3,120,555
Awards lapsed during the year	(1,512,857)	(1,160,023)	(830,356)
Awards exercised during the year	(384,116)	(504,840)	(226,368)
Awards outstanding at end of year	2,466,357	4,363,330	6,028,193
Awards exercisable at end of year	455,914	320,169	445,781

	Number of shares
	2017	2016	2015
Awards outstanding at beginning of year	4,198,285	4,708,799	3,305,515
Awards granted during the year	1,926,549	2,103,767	2,562,313
Awards lapsed during the year	(218,601)	(204,374)	(165,006)
Awards exercised during the year	(1,426,554)	(2,409,907)	(994,023)
Awards outstanding at end of year	4,479,679	4,198,285	4,708,799
Awards exercisable at end of year	1,904,021	1,170,849	1,687,096

	Number of units
	2017	2016
Share units outstanding at beginning of year(1)	2,464,630	30,163
Share units granted during the year	2,572,437	2,537,000
Share units lapsed during the year	(507,597)	(100,490)
Share units exercised during the year	(59,852)	(2,043)
Share units outstanding at end of year	4,469,618	2,464,630

(1) Amounts include Long Term share units awarded to two employees during 2015 and 2017.